DISCLOSURE OF OTHER INFORMATION (Details 2) - USD ($)	May 07, 2025	Dec. 10, 2024	May 10, 2023
Definitive dividend [Member]
Statement [Line Items]
Dividend Paid			Definitive dividend
Classes of shares for which there are dividends paid			Ordinary shares without series
Date of Dividends Paid			May 10, 2023
Amount of Dividends			$ 279,622,000
Number of shares on which pay dividends	125,042,124	120,474,350	120,474,350
Dividend per Share			$ 2.321007
Provisional dividend [Member]
Statement [Line Items]
Dividend Paid	Definitive dividend	Provisional dividend
Classes of shares for which there are dividends paid	Ordinary shares without series	Ordinary shares without series
Date of Dividends Paid	May 07, 2025	Dec. 10, 2024
Amount of Dividends	$ 112,287,000	$ 94,397,000
Dividend per Share	$ 0.897997	$ 0.783542